Fair value of assets and liabilities - Movements in level 3 financial assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	$ 2,595,450,000	$ 2,434,000,000
Transfers into level 3	0	49,950,000
Additions	1,129,113,000	823,731,000
Realizations	(854,853,000)	(1,082,005,000)
Income for the period	131,979,000	352,540,000
Foreign exchange gains/(losses)	(14,913,000)	17,234,000
Balance ending of the period	2,986,776,000	2,595,450,000
Balance beginning of the period	400,660,000	401,444,000
Additions		224,000
Income for the period		(1,008,000)
Balance ending of the period		400,660,000
Gains or losses recognized in other comprehensive income from Assets	0
Gains or losses recognized in other comprehensive income from liabilities	0
Capital Provision Assets
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	2,564,742,000	2,381,486,000
Transfers into level 3		49,950,000
Additions	673,965,000	297,143,000
Realizations	(455,148,000)	(533,412,000)
Income for the period	131,819,000	352,341,000
Foreign exchange gains/(losses)	(14,913,000)	17,234,000
Balance ending of the period	2,900,465,000	2,564,742,000
Single
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	594,502,000	412,167,000
Transfers between types	(2,727,000)	47,597,000
Additions	133,131,000	125,463,000
Realizations	(206,573,000)	(166,461,000)
Income for the period	99,346,000	172,405,000
Foreign exchange gains/(losses)	(591,000)	3,331,000
Balance ending of the period	617,088,000	594,502,000
Portfolio
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	1,581,794,000	1,469,926,000
Transfers between types	2,727,000	38,531,000
Additions	84,074,000	89,119,000
Realizations	(59,070,000)	(172,925,000)
Income for the period	12,703,000	154,134,000
Foreign exchange gains/(losses)	(3,265,000)	3,009,000
Balance ending of the period	1,618,963,000	1,581,794,000
Legal Risk Management
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	2,213,000	1,619,000
Additions	156,000
Income for the period	375,000	414,000
Foreign exchange gains/(losses)	(194,000)	180,000
Balance ending of the period	2,550,000	2,213,000
Portfolio with equity risk
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Additions	212,384,000
Income for the period	(11,900,000)
Balance ending of the period	200,484,000
Litigation finance (BOF-C)
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	168,427,000	106,599,000
Additions	224,893,000	71,188,000
Realizations	(106,684,000)	(19,663,000)
Income for the period	19,842,000	10,303,000
Balance ending of the period	306,478,000	168,427,000
Assets Recovery
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period		86,128,000
Transfers between types		(86,128,000)
Joint ventures and equity method investments
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	130,557,000	110,608,000
Additions	19,327,000	11,373,000
Realizations	(1,799,000)	(1,314,000)
Income for the period	2,742,000	(824,000)
Foreign exchange gains/(losses)	(10,863,000)	10,714,000
Balance ending of the period	139,964,000	130,557,000
Other securities
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	2,083,000	2,083,000
Balance ending of the period	2,083,000	2,083,000
Indirect Equity Securities
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	85,166,000	192,356,000
Transfers into level 3		49,950,000
Realizations	(81,022,000)	(173,049,000)
Income for the period	8,711,000	15,909,000
Balance ending of the period	12,855,000	85,166,000
Due from settlement of capital provision assets
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	30,708,000	52,514,000
Additions	455,148,000	526,588,000
Realizations	(399,705,000)	(548,593,000)
Income for the period	160,000	199,000
Balance ending of the period	86,311,000	30,708,000
Financial liability related to third party interest
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period	400,660,000	401,444,000
Additions		224,000
Realizations	(37,000)
Income for the period	(2,028,000)	(1,008,000)
Balance ending of the period	$ 398,595,000	$ 400,660,000